UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Bright Rock Mid Cap Growth Fund
Institutional Class | BQMGX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2025 relative to the Russell 3000 Total Return Index and Russell Mid Cap Growth Total Return Index stemmed from the Fund’s sector overweight of Consumer Staples and Materials as well as the underweight of Technology companies. Additionally, the Fund did not own the technology companies, such as Palantir Technologies, Inc. or AppLovin Corporation, which were each up more than 200% for the 12 months ended February 28, 2025. Other underperforming stocks included Floor & Décor Holdings, Inc. as well as Gentex Corp.

Top Contributors
↑	Arista Networks, Inc.
↑	ONEOK, Inc.
↑	Tyler Technologies, Inc.
↑	ResMed, Inc.
↑	Amphenol Corp. - Class A

Top Detractors
↓	Manhattan Associates, Inc.
↓	IDEXX Laboratories, Inc.
↓	Lamb Weston Holdings, Inc.
↓	Gentex Corp.
↓	West Pharmaceutical Services, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Bright Rock Mid Cap Growth Fund	PAGE 1	TSR-AR-89833W451

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.36	10.56	9.44
Russell 3000 Total Return Index	17.53	16.12	12.36
Russell Midcap Growth Total Return Index	14.54	12.94	11.02
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$90,893,898
Number of Holdings	36
Net Advisory Fee	$681,644
Portfolio Turnover	18%
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers	(%)
Tractor Supply Co.	5.9%
Arista Networks, Inc.	4.6%
Copart, Inc.	4.5%
Fastenal Co.	4.2%
Tyler Technologies, Inc.	4.2%
ResMed, Inc.	4.0%
ONEOK, Inc.	3.8%
The Hershey Co.	3.8%
Jack Henry & Associates, Inc.	3.7%
AMETEK, Inc.	3.6%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended February 28, 2025. There were no disagreements with Deloitte during the fiscal years ended February 28, 2023 and February 29, 2024, and the subsequent interim period of March 1, 2024 through October 18, 2024.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Mid Cap Growth Fund	PAGE 2	TSR-AR-89833W451

Bright Rock Quality Large Cap Fund
Institutional Class | BQLCX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2025 relative to the S&P 500 Total Return Index was primarily due to the underperformance of its stocks in the Health Care and Technology Sectors. In Healthcare, West Pharmaceutical Services, Inc. and Merck & Co., Inc. were each down more than 25% for the 12 months ended February 28, 2025. In Technology, the underperformance of Microsoft Corp., Intuit Inc., and Accenture PLC proved costly to the portfolio. Additionally, the Fund did not own any shares of Nvidia Corp. or Broadcom, Inc. each of which were up more than 50% during the 12-month period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	Walmart, Inc.
↑	Alphabet, Inc. - Class A
↑	Mastercard, Inc. - Class A
↑	Apple, Inc.

Top Detractors
↓	Merck & Co., Inc.
↓	West Pharmaceutical Services, Inc.
↓	Nike, Inc. - Class B
↓	Microsoft Corp.
↓	The Toro Co.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Bright Rock Quality Large Cap Fund	PAGE 1	TSR-AR-89833W436

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.63	14.84	10.56
S&P 500 Total Return Index	18.41	16.85	12.98
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$401,675,741
Number of Holdings	42
Net Advisory Fee	$2,583,249
Portfolio Turnover	31%
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	7.0%
Alphabet, Inc.	6.4%
Mastercard, Inc.	5.7%
Apple, Inc.	3.7%
iShares U.S. Energy ETF	3.6%
UnitedHealth Group, Inc.	3.5%
Chubb Ltd.	3.2%
Berkshire Hathaway, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended February 28, 2025. There were no disagreements with Deloitte during the fiscal years ended February 28, 2023 and February 29, 2024, and the subsequent interim period of March 1, 2024 through October 18, 2024.
Bright Rock Quality Large Cap Fund	PAGE 2	TSR-AR-89833W436

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Quality Large Cap Fund	PAGE 3	TSR-AR-89833W436

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were Cohen & Company, Ltd (“Cohen & Co”). The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2025	FYE 2/29/2024(1)
(a) Audit Fees	$32,000	$59,980
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,000	$14,000
(d) All Other Fees	$0	$0

(1) Fees related to fiscal year 2024 were billed by a previous independent registered public accounting firm.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2025	FYE 2/29/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, all of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2025	FYE 2/29/2024(1)
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$126,000

(1) Fees related to fiscal year 2024 were billed by a previous independent registered public accounting firm.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRIGHT ROCK Mid Cap Growth Fund
BRIGHT ROCK Quality Large Cap Fund
Annual Financial Statements and
Additional Information
February 28, 2025

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.0%
HEICO Corp.	7,000	$1,852,760
Automobile Components - 1.6%
Gentex Corp.	60,000	1,459,200
Beverages - 3.2%
Monster Beverage Corp.(a)	53,000	2,896,450
Capital Markets - 8.1%
FactSet Research Systems, Inc.	6,000	2,770,440
Morningstar, Inc.	7,500	2,352,900
SEI Investments Co.	27,600	2,209,380
		7,332,720
Commercial Services & Supplies - 7.4%
Copart, Inc.(a)	75,000	4,110,000
Rollins, Inc.	50,250	2,632,598
		6,742,598
Communications Equipment - 4.6%
Arista Networks, Inc.(a)	45,000	4,187,250
Construction Materials - 2.2%
Vulcan Materials Co.	8,000	1,978,480
Consumer Staples Distribution & Retail - 1.7%
Sysco Corp.	20,000	1,510,800
Containers & Packaging - 3.6%
AptarGroup, Inc.	22,500	3,301,875
Electrical Equipment - 3.6%
AMETEK, Inc.	17,500	3,312,750
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. - Class A	43,000	2,863,800
Financial Services - 3.7%
Jack Henry & Associates, Inc.	19,600	3,402,364
Food Products - 3.8%
The Hershey Co.	20,000	3,454,200
Ground Transportation - 1.9%
JB Hunt Transport Services, Inc.	10,500	1,692,495
Health Care Equipment & Supplies - 9.3%
Edwards Lifesciences Corp.(a)	25,000	1,790,500
IDEXX Laboratories, Inc.(a)	7,000	3,059,770
ResMed, Inc.	15,500	3,619,560
		8,469,830

The accompanying notes are an integral part of these financial statements.

1

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - 1.3%
Chemed Corp.	2,000	$1,201,600
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.(a)	30,000	1,619,100
Household Products - 1.8%
The Clorox Co.	10,400	1,626,456
Insurance - 2.8%
Arthur J Gallagher & Co.	7,500	2,533,050
Life Sciences Tools & Services - 1.3%
West Pharmaceutical Services, Inc.	5,000	1,161,700
Machinery - 2.3%
Lincoln Electric Holdings, Inc.	10,000	2,066,900
Oil, Gas & Consumable Fuels - 6.9%
Coterra Energy, Inc.	50,000	1,349,500
DT Midstream, Inc.	15,000	1,441,350
ONEOK, Inc.	34,850	3,498,591
		6,289,441
Software - 9.0%
Bentley Systems, Inc. - Class B	50,000	2,195,000
Manhattan Associates, Inc.(a)	12,200	2,157,936
Tyler Technologies, Inc.(a)	6,250	3,802,687
		8,155,623
Specialty Retail - 7.2%
Ross Stores, Inc.	8,000	1,122,560
Tractor Supply Co.	97,500	5,396,625
		6,519,185
Trading Companies & Distributors - 4.2%
Fastenal Co.	50,800	3,847,084
TOTAL COMMON STOCKS (Cost $40,149,167)		89,477,711
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Morgan Stanley Institutional Liquidity Funds - Class Institutional, 4.29%(b)	1,433,017	1,433,017
TOTAL SHORT-TERM INVESTMENTS (Cost $1,433,017)		1,433,017
TOTAL INVESTMENTS - 100.0% (Cost $41,582,184)		$90,910,728
Liabilities in Excess of Other Assets - (0.0)%(c)		(16,830)
TOTAL NET ASSETS - 100.0%		$90,893,898

The accompanying notes are an integral part of these financial statements.

2

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 96.1%
Banks - 1.5%
JPMorgan Chase & Co.	22,000	$5,822,300
Beverages - 2.5%
PepsiCo, Inc.	65,000	9,975,550
Capital Markets - 3.9%
Blackrock, Inc.	10,500	10,266,690
Intercontinental Exchange, Inc.	30,000	5,196,900
		15,463,590
Chemicals - 3.2%
Ecolab, Inc.	18,000	4,842,180
Linde PLC	17,500	8,173,375
		13,015,555
Commercial Services & Supplies - 1.2%
Copart, Inc.(a)	87,000	4,767,600
Consumer Staples Distribution & Retail - 2.4%
Walmart, Inc.	99,000	9,762,390
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	7,327,000
Electric Utilities - 1.9%
NextEra Energy, Inc.	110,000	7,718,700
Energy Equipment & Services - 0.9%
Schlumberger NV	85,000	3,541,100
Financial Services - 10.6%
Berkshire Hathaway, Inc. - Class B(a)	25,000	12,845,750
Mastercard, Inc. - Class A	40,000	23,052,400
Visa, Inc. - Class A	18,250	6,619,457
		42,517,607
Ground Transportation - 2.5%
Union Pacific Corp.	41,500	10,237,635
Health Care Providers & Services - 3.5%
UnitedHealth Group, Inc.	30,000	14,248,800
Health Care Technology - 2.8%
Veeva Systems, Inc. - Class A(a)	50,000	11,207,000
Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	80,000	9,264,800
Household Products - 2.2%
Colgate-Palmolive Co.	59,000	5,379,030
Procter & Gamble Co.	20,000	3,476,800
		8,855,830

The accompanying notes are an integral part of these financial statements.

4

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Conglomerates - 2.8%
Honeywell International, Inc.	52,500	$11,176,725
Insurance - 3.2%
Chubb Ltd.	45,000	12,846,600
Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A	150,000	25,542,000
Meta Platforms, Inc. - Class A	16,000	10,691,200
		36,233,200
IT Services - 2.4%
Accenture PLC - Class A	28,000	9,758,000
Life Sciences Tools & Services - 4.2%
Thermo Fisher Scientific, Inc.	9,500	5,025,120
West Pharmaceutical Services, Inc.	51,000	11,849,340
		16,874,460
Multi-Utilities - 1.1%
WEC Energy Group, Inc.	42,000	4,480,980
Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc.	35,000	4,442,900
Exxon Mobil Corp.	40,000	4,453,200
		8,896,100
Pharmaceuticals - 2.6%
Merck & Co., Inc.	112,000	10,332,000
Professional Services - 1.8%
Automatic Data Processing, Inc.	23,000	7,249,140
Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	59,000	11,563,410
Software - 11.0%
Intuit, Inc.	12,500	7,673,000
Microsoft Corp.	71,000	28,186,290
Roper Technologies, Inc.	14,000	8,183,000
		44,042,290
Specialty Retail - 4.0%
Home Depot, Inc.	15,000	5,949,000
TJX Cos., Inc.	80,000	9,980,800
		15,929,800
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	62,000	14,994,080

The accompanying notes are an integral part of these financial statements.

5

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. - Class B	100,000	$7,943,000
TOTAL COMMON STOCKS (Cost $237,155,178)		386,045,242
EXCHANGE TRADED FUNDS - 3.6%
iShares U.S. Energy ETF	300,000	14,382,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,934,970)		14,382,000
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Morgan Stanley Institutional Liquidity Funds - Class Institutional, 4.29%(b)	1,143,669	1,143,669
TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,669)		1,143,669
TOTAL INVESTMENTS - 100.0% (Cost $243,233,817)		$401,570,911
Other Assets in Excess of Liabilities - 0.0%(c)		104,830
TOTAL NET ASSETS - 100.0%		$401,675,741

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Bright Rock Funds
Statements of Assets and Liabilities
For the Year Ended February 28, 2025

	Mid Cap Growth Fund	Quality Large Cap Fund
ASSETS
Investments, at value: (Cost $41,582,184 and $243,233,817)	$90,910,728	$401,570,911
Receivable for Fund shares sold	27,010	240,458
Dividends and interest receivable	78,904	381,093
Other assets	6,740	7,046
Total assets	91,023,382	402,199,508
LIABILITIES
Payable for Fund shares redeemed	20,959	202,407
Payable for fund administration and accounting fees (Note 6)	26,186	89,624
Payable for transfer agent fees and expenses (Note 6)	4,411	6,565
Payable for compliance fees (Note 6)	2,084	2,087
Payable for custodian fees (Note 6)	1,626	6,894
Payable to Adviser	50,450	195,292
Payable to auditor	2,003	1,996
Accrued expenses and other liabilities	21,765	18,902
Total liabilities	129,484	523,767
NET ASSETS	$90,893,898	$401,675,741
Net Assets Consist of:
Paid-in capital	$38,842,513	$232,166,218
Total distributable earnings	52,051,385	169,509,523
Net assets	$90,893,898	$401,675,741
INSTITUTIONAL CLASS SHARES
Net assets	$90,893,898	$401,675,741
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,772,160	17,779,546
Net asset value, redemption price and offering price per share	$24.10	$22.59

The accompanying notes are an integral part of these financial statements.

7

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2025

	Mid Cap Growth Fund	Quality Large Cap Fund
INVESTMENT INCOME
Dividend income	$1,066,890	$5,939,214
Interest income	78,005	88,798
TOTAL INVESTMENT INCOME	1,144,895	6,028,012
EXPENSES
Management fees	681,644	2,583,249
Administration fees	102,991	331,882
Transfer agent fees and expenses	48,105	153,150
Fund accounting fees	45,306	138,352
Trustees’ fees	28,697	28,761
Audit and tax fees	23,745	23,745
Federal and state registration fees	19,331	22,613
Legal fees	16,499	27,375
Chief Compliance Officer fees	12,461	12,461
Custody fees	9,521	41,373
Reports to shareholders	3,383	10,918
Insurance expense	2,504	4,426
Interest expense	183	238
Other expenses	26,469	7,534
TOTAL EXPENSES	1,020,839	3,386,077
NET INVESTMENT INCOME	124,056	2,641,935
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,393,466	31,916,017
Net change in unrealized appreciation/depreciation on investments	(4,820,945)	5,461,290
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,572,521	37,377,307
NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,696,577	$40,019,242

The accompanying notes are an integral part of these financial statements.

8

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$124,056	$113,401
Net realized gain (loss) on investments	9,393,466	(1,376,666)
Net change in unrealized appreciation/depreciation on investments	(4,820,945)	11,332,577
Net increase in net assets from operations	4,696,577	10,069,312
FROM DISTRIBUTIONS
Dividends and distributions - Institutional Class	(5,499,131)	—
Decrease in net assets resulting from distributions paid	(5,499,131)	—
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Institutional Class	7,843,696	8,033,526
Payments for shares redeemed - Institutional Class	(9,888,930)	(24,543,785)
Net asset value of shares issued in reinvestment of distributions to shareholders - Institutional Class	5,305,363	—
Net Increase (decrease) in net assets from capital share transactions	3,260,129	(16,510,259)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,457,575	(6,440,947)
NET ASSETS
Beginning of Year	88,436,323	94,877,270
End of Year	$90,893,898	$88,436,323

The accompanying notes are an integral part of these financial statements.

9

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$2,641,935	$2,538,618
Net realized gain on investments	31,916,017	14,038,929
Net change in unrealized appreciation on investments	5,461,290	65,663,187
Net increase in net assets from operations	40,019,242	82,240,734
FROM DISTRIBUTIONS
Dividends and distributions - Institutional Class	(34,090,946)	(10,276,983)
Decrease in net assets resulting from distributions paid	(34,090,946)	(10,276,983)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Institutional Class	37,065,809	45,512,919
Payments for shares redeemed - Institutional Class	(60,051,651)	(46,745,567)
Net asset value of shares issued in reinvestment of distributions to shareholders - Institutional Class	32,312,868	8,624,638
Net Increase in net assets from capital share transactions	9,327,026	7,391,990
TOTAL INCREASE IN NET ASSETS	15,255,322	79,355,741
NET ASSETS
Beginning of Year	386,420,419	307,064,678
End of Year	$401,675,741	$386,420,419

The accompanying notes are an integral part of these financial statements.

10

Bright Rock Mid Cap Growth Fund
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net Asset Value, Beginning of Year	$24.25	$21.56	$23.35	$22.90	$18.67
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03	0.03	(0.01)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.35	2.66	(0.59)	2.65	5.52
Total from investment operations	1.38	2.69	(0.60)	2.58	5.46
Less distributions paid:
From investment income	(0.06)	—	—	—	—
From net realized gain on investments	(1.47)	—	(1.19)	(2.13)	(1.23)
Total distributions paid	(1.53)	—	(1.19)	(2.13)	(1.23)
Net asset value, end of year	$24.10	$24.25	$21.56	$23.35	$22.90
Total return	5.36%	12.43%	−2.29%	10.52%	29.12%
Supplemental Data and Ratios:
Net Assets, end of year (000’s omitted)	$90,894	$88,436	$94,877	$90,405	$82,862
Ratio of expenses to average net assets	1.12%	1.17%	1.13%	1.07%	1.11%
Ratio of net investment income (loss) to average net assets	0.14%	0.13%	(0.04)%	(0.28)%	(0.31)%
Portfolio turnover rate	17.7%	8.3%	17.5%	20.1%	14.1%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
The accompanying notes are an integral part of these financial statements.

11

Bright Rock Quality Large Cap Fund
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net Asset Value, Beginning of Year	$22.27	$18.04	$21.08	$19.87	$16.58
Income from investment operations:
Net investment income(1)	0.15	0.15	0.16	0.20	0.22
Net realized and unrealized gain (loss) on investments	2.22	4.68	(0.41)	2.94	3.75
Total from investment operations	2.37	4.83	(0.25)	3.14	3.97
Less distributions paid:
From investment income	(0.15)	(0.14)	(0.16)	(0.23)	(0.23)
From net realized gain on investments	(1.90)	(0.46)	(2.63)	(1.70)	(0.45)
Total distributions paid	(2.05)	(0.60)	(2.79)	(1.93)	(0.68)
Net asset value, end of year	$22.59	$22.27	$18.04	$21.08	$19.87
Total return	10.63%	27.11%	−1.01%	15.35%	24.40%
Supplemental Data and Ratios:
Net Assets, end of year (000’s omitted)	$401,676	$386,420	$307,065	$320,491	$290,793
Ratio of expenses to average net assets	0.85%	0.87%	0.88%	0.83%	0.86%
Ratio of net investment income to average net assets	0.66%	0.74%	0.79%	0.87%	1.27%
Portfolio turnover rate	30.5%	27.2%	39.6%	30.4%	30.7%

(1)	Per share net investment income was calculated using average shares outstanding.
The accompanying notes are an integral part of these financial statements.

12

Bright Rock Funds
Notes to Financial Statements
February 28, 2025
(1)	Organization
Trust for Professional Managers (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (each, a “Fund” and together, the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. Each Fund has registered both Investor Class shares and Institutional Class shares. Each Fund currently offers only Institutional Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010. Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.
(2)	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)
Investment Valuation. Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”). Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

13

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2025:
Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 89,477,711	$ —	$ —	$ 89,477,711
Money Market Funds	1,433,017	—	—	1,433,017
Total Assets	$90,910,728	$—	$—	$90,910,728

Quality Large Cap Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$386,045,242	$ —	$ —	$386,045,242
Exchange Traded Funds	14,382,000	—	—	14,382,000
Money Market Funds	1,143,669	—	—	1,143,669
Total Assets	$401,570,911	$—	$—	$401,570,911

See the Schedule of Investments for industry classifications.
For the year ended February 28, 2025, the Funds did not hold any Level 3 securities. The Funds did not hold financial derivative instruments during the year ended February 28, 2025.
(b)
Federal Income Taxes. Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)
Distributions to Shareholders. The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

14

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid to shareholders for the years ended February 28, 2025 and February 29, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2025	$219,066	$5,280,065
Year ended February 29, 2024	$—	$—

	Ordinary Income	Long-Term Capital Gain
Quality Large Cap Fund
Year ended February 28, 2025	$3,437,479	$30,653,467
Year ended February 29, 2024	$2,427,111	$7,849,872

15

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
As of February 28, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap Growth Fund	Quality Large Cap Fund
Cost basis of investments for federal income tax purposes.	$41,596,474	$243,233,817
Gross tax unrealized appreciation	50,800,323	160,889,513
Gross tax unrealized depreciation.	(1,486,069)	(2,552,419)
Net tax unrealized appreciation.	49,314,254	158,337,094
Undistributed ordinary income	18,392	606,173
Undistributed long-term capital gain.	2,718,739	10,566,254
Total accumulated earnings.	2,737,131	11,172,427
Other accumulated loss.	—	2
Total distributable earnings.	$52,051,385	$169,509,523

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.
At February 28, 2025, the Mid Cap Growth Fund utilized $1,394,661 of short-term capital loss carryforwards.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2025, no such reclassifications were required.
The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2025. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2025. At February 28, 2025, the fiscal years 2022 through 2025 remained open to examination in the Funds’ major tax jurisdictions.
(4)	INVESTMENT ADVISER
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund and the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rates of 0.75% and 0.65%, respectively, of each Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2026, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Funds did not have any previously waived expenses subject to potential recoupment at year end.
(5)	RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) serves as the Funds’ administrator under a Fund Administration Servicing Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the Funds’ accountant under a Fund Accounting Servicing Agreement and transfer agent under a Transfer Agent Servicing

16

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
Agreement. U.S. Bank, National Association (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees and expenses incurred for the year ended February 28, 2025, and owed as of February 28, 2025, are as follows:

Administration	Incurred	Owed
Bright Rock Mid Cap Growth Fund.	$102,991	$17,366
Bright Rock Quality Large Cap Fund.	$331,882	$57,050

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund.	$45,306	$8,820
Bright Rock Quality Large Cap Fund.	$138,352	$32,574

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund.	$26,306	$4,411
Bright Rock Quality Large Cap Fund.	$41,689	$6,565

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund.	$9,521	$1,626
Bright Rock Quality Large Cap Fund.	$41,373	$6,894

*	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.
The Funds each have a line of credit with U.S. Bank (see Note 8).
Certain officers of the Funds are also employees of Fund Services. During the Funds’ fiscal year ended February 28, 2025, a Trustee of the Trust was affiliated with Fund Services and U.S. Bank.
The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services. Each Fund’s allocation of the Trust’s CCO fee incurred for the year ended February 28, 2025, and owed as of February 28, 2025, is as follows:

CCO	Incurred	Owed
Bright Rock Mid Cap Growth Fund.	$12,461	$2,084
Bright Rock Quality Large Cap Fund.	$12,461	$2,087

(6)	CAPITAL SHARE TRANSACTIONS

Mid Cap Growth Fund – Institutional Class	Year Ended February 28, 2025	Year Ended February 29, 2024
Shares Sold.	313,916	370,152
Shares Issued to Holders in Reinvestment of Distributions.	206,434	—
Shares Redeemed.	(395,763)	(1,123,481)
Net Increase (Decrease)	124,587	(753,329)

Quality Large Cap Fund – Institutional Class	Year Ended February 28, 2025	Year Ended February 29, 2024
Shares Sold.	1,606,969	2,266,073
Shares Issued to Holders in Reinvestment of Distributions.	1,422,469	420,597
Shares Redeemed.	(2,602,694)	(2,350,799)
Net Increase (Decrease).	426,744	335,871

17

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
(7)	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the year ended February 28, 2025 are summarized below. There were no purchases or sales of U.S. government securities by the Funds during the year ended February 28, 2025.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases.	$15,821,266	$120,723,779
Sales.	$19,016,041	$142,544,639

(8)	LINE OF CREDIT
The Funds each have lines of credit, maturing August 2, 2025, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was accrued at the prime rate of 8.50% from March 1, 2024 through September 18, 2024, 8.00% from September 19, 2024 through December 18, 2024, and 7.50% from December 19, 2024 through February 28, 2025. The following table provides information regarding usage of the line of credit for the Funds for the year ended February 28, 2025.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Mid Cap Growth Fund	10	$77,700	8.50%	$183	$163,000	3/11/2024
Quality Large Cap Fund	3	$353,333	8.17%	$238	$429,000	2/26/2025

*	Interest expense is reported on the Statements of Operations.
(9)	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2025, SEI Private Trust Company, for benefit of Rockland Trust Company, held 84.15% and 67.16% of shares outstanding for the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, respectively. LPL Financial, for the benefit of its customers, held 31.71% of the Bright Rock Quality Large Cap Fund’s shares outstanding.
(10)	SUBSEQUENT EVENT
On March 17, 2025, the Quality Large Cap Fund declared and paid a distribution of $638,979 to the shareholders of record on March 14, 2025.
The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2025 and determined there were no other subsequent events that would require recognition or disclosure in financial statements.
(11)	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.

18

Bright Rock Funds
Notes to Financial Statements
February 28, 2025(Continued)
(12)	NEW ACCOUNTING PRONOUCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

19

BRIGHT ROCK FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (the “Funds”), each a series of Trust for Professional Managers, as of February 28, 2025, the related statements of operations and changes in net assets, the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the year ended February 29, 2024, and prior, were audited by other auditors whose report dated April 25, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 28, 2025

20

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Funds, each a series of the Registrant. The Board of Trustees of the Registrant (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen & Co”) to serve as the new independent registered public accounting firm of the Funds for the fiscal year ending February 28, 2025.
Deloitte’s report on the financial statements of the Funds for the fiscal years ended February 28, 2023 and February 29, 2024, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended February 28, 2023 and February 29, 2024 and the subsequent interim period through October 18, 2024 (the “Interim Period”), there have been no disagreements between the Trust and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference thereto in their reports on the financial statements for such years.
During the fiscal years ended February 28, 2023 and February 29, 2024, and during the Interim Period, neither the Registrant nor anyone acting on its behalf consulted with Cohen & Co on behalf of the Funds on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Registrant has requested that Deloitte furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated May 6, 2025, is attached as Attachment A to Exhibit 19(a)(5) hereto.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Tax Information
For the fiscal year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
Quality Large Cap Fund 100.00%
Mid Cap Growth Fund 100.00%
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025, was as follows:
Quality Large Cap Fund 100.00%
Mid Cap Growth Fund 100.00%
For the fiscal year ended February 28, 2025, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) were as follows:
Quality Large Cap Fund 27.03%
Mid Cap Growth Fund 0.00%

21

Investment Adviser
Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Funds, each a series of the Registrant. The Board of Trustees of the Registrant (the “Board”), and the Audit Committee of the Board, approved Cohen & Co. to serve as the new independent registered public accounting firm of the Funds for the fiscal year ending February 28, 2025.

Deloitte’s report on the financial statements of the Funds for the fiscal years ended February 28, 2023 and February 29, 2024, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended February 28, 2023 and February 29, 2024 and the subsequent interim period through October 18, 2024 (the “Interim Period”), there have been no disagreements between the Trust and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference thereto in their reports on the financial statements for such years.

During the fiscal years ended February 28, 2023 and February 29, 2024, and during the Interim Period, neither the Registrant nor anyone acting on its behalf consulted with Cohen & Co. on behalf of the Funds on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).

The Registrant has requested that Deloitte furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated May 6, 2025, is attached as Attachment A to Exhibit 19(a)(5) hereto.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/5/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	5/5/2025

* Print the name and title of each signing officer under his or her signature.